Note 5 - Commitments and Contingencies (Details Narrative) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Note 5 - Commitments And Contingencies Details Narrative
Total Liabilities	$ 222,926	$ 415,524
Contingent liabilities	$ 177,270	$ 177,270